Identifiable Intangible Assets and Goodwill - Finite-lived and Indefinite-lived Intangible Assets (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount		$ 93,595	$ 87,351
Finite-lived intangible assets, accumulated amortization	[1]	(57,033)	(51,687)
Finite-lived intangible assets, less accumulated amortization		36,562	35,664
Indefinite-lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets		12,179	16,984
Intangible assets, gross carrying amount	[1]	105,774	104,335
Identifiable Intangible Assets, less Accumulated Amortization	[1],[2]	48,741	52,648
Brands [Member]
Indefinite-lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets		6,929	6,883
In Process Research and Development [Member]
Indefinite-lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	[3]	5,249	10,101
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	[3]	89,550	83,390
Finite-lived intangible assets, accumulated amortization	[3]	(54,785)	(49,650)
Finite-lived intangible assets, less accumulated amortization	[3]	34,765	33,740
Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount		2,134	2,092
Finite-lived intangible assets, accumulated amortization		(1,152)	(1,032)
Finite-lived intangible assets, less accumulated amortization		982	1,060
Licensing Agreements And Other [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount		1,911	1,869
Finite-lived intangible assets, accumulated amortization		(1,096)	(1,005)
Finite-lived intangible assets, less accumulated amortization		$ 815	$ 864

[1]	The decrease in Identifiable intangible assets, less accumulated amortization, is primarily due to (i) amortization, (ii) measurement period adjustments related to Medivation (see Note 2A), as well as (iii) impairments of Developed technology rights (see Note 4), partially offset by (iv) assets acquired as part of the acquisition of AstraZeneca’s small molecule anti-infectives business (see Note 2A), (v) the assets recorded in connection with the EU and U.S. approvals of Besponsa and in connection with the U.S. approval of Bosulif (see Note 7E) and (vi) the assets recorded in connection with the approvals of Bavencio (see Note 2C).
[2]	Amounts may not add due to rounding.
[3]	The changes in the gross carrying amount of Developed technology rights and IPR&D primarily reflect (i) the transfer of $4.8 billion from IPR&D to Developed technology rights to reflect the approval of Eucrisa, (ii) the Developed technology rights and IPR&D acquired as part of the acquisition of AstraZeneca’s small molecule anti-infectives business (see Note 2A), (iii) the Developed technology rights of $371 million recorded in connection with the EU and U.S. approvals of Besponsa (see Note 7E), (iv) the Developed technology rights of $364 million recorded in connection with the U.S. approval of Bosulif (see Note 7E) and (v) the Developed technology rights of $140 million recorded in connection with the approvals of Bavencio (see Note 2C) partially offset by (vi) measurement period adjustments related to Medivation (see Note 2A) and (vii) impairments of Developed technology rights (see Note 4).